Earnings Per Share - Summary of Components Comprising Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$ 6,100	$ 5,351	$ 5,154	$ 4,172	$ 4,163	$ 4,481	$ 4,247	$ 2,978	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 20,777	$ 15,869	$ 12,148
Denominator - Weighted average number of common shares outstanding													7,547,087	7,472,373	7,360,485
Basic earnings per common share	$ 0.81	$ 0.71	$ 0.68	$ 0.55	$ 0.56	$ 0.60	$ 0.57	$ 0.40	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 2.75	$ 2.12	$ 1.65
Diluted EPS Computation:
Numerator - Earnings available to common stockholders													$ 20,777	$ 15,869	$ 12,148
Denominator - Weighted average number of common shares outstanding													7,547,087	7,472,373	7,360,485
Dilutive effect of stock options													4,393	4,798	5,163
Weighted average number of shares outstanding-diluted													7,551,480	7,477,171	7,365,648
Diluted earnings per common share	$ 0.81	$ 0.71	$ 0.68	$ 0.55	$ 0.55	$ 0.60	$ 0.57	$ 0.40	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 2.75	$ 2.12	$ 1.65